Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net of Current Portion

As of the periods presented, long-term debt, net of current portion, consisted of the following:

	September 27, 2020	December 29, 2019
Term Loan	$7,627	$3,245
Revolving Line of Credit	—	1,325
Equipment Loan	—	554
Less: current portion of long-term debt	(1,104)	(2,160)
Less: unamortized debt issuance costs	(43)	(68)
Long-term debt, net of current portion	$6,480	$2,896

As of December 30, 2018 and December 29, 2019, Long-term debt, net of current portion, consisted of the following:

	December 30, 2018	December 29, 2019
Term loan under credit facility agreement	$3,916	$3,245
Revolving line of credit	—	1,325
Equipment loan	—	554
Less: current maturities of long-term debt	(671)	(2,160)
Less: unamortized debt issuance costs	(109)	(68)

Long-term debt, net of current portion	$3,136	$2,896

Summary of Future Principal Payments for Long-Term Debt	Future principal payments for long-term debt as of December 29, 2019 are as follows:

For Fiscal Period
2020	$2,160
2021	867
2022	2,097

Total	$5,124

Summary of Future Principal Payments for Long-Term Debt and Capital Lease Payments

Future principal payments for long-term debt and capital lease payments as of September 27, 2020 are as follows:

For 39-Week Period End
2020 (remaining thirteen weeks)	$397
2021	1,601
2022	6,541
Total	$8,539